Major Customers and Accounts Receivable	12 Months Ended
Dec. 31, 2022
Major Customers And Accounts Receivable
Major Customers and Accounts Receivable

Note 5 – Major Customers and Accounts Receivable

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2022, no customers accounted for more than 10% of the Company’s total revenue, and for the year ended December 31, 2021, four customers accounted for 60% of revenue, respectively.

At December 31, 2022 and 2021, one customer accounted for 67% and 75% of accounts receivable, respectively.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS